Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2018
Bank's Directors
Related party transactions key personnel
Schedule of total remuneration paid

	Thousands of euros
	06-30-2018	30-06-2017

Remuneration from supervision responsibilities and collegiate decisions:
Directors fees	488	575
Bylaw-stipulated emoluments (annual emolument)	1,785	1,866
Sub-total	2,273	2,441

Remuneration for executive functions:
Fixed salary remuneration of executive directors	3,759	3,855
Variable salary remuneration of executive directors	—	—
Life insurance premiums	862	579
Other (except insurance premiums)	691	555
Sub-total	5,312	4,989

Transactions with shares and/or other financial instruments	—	—

Pension funds and plans: endowments and/or contributions (2)	1,341	2,573

	8,926	10,003
(1)	The notes to the annual consolidated financial statements for 2018 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.

(2)

Corresponds to the endowments and/or contributions made during the first six months of 2018 and 2017 for retirement pensions and supplementary benefits of surviving spouse, child benefits, and permanent disability.

Schedule of other benefits of the directors

	Thousands of euros
	06-30-2018	06-30-2017

Members of the board of directors:
Advances	—	—
Loans granted	84	51
Pension funds and plans: Accumulated rights (1)	75,804	122,591
Guarantees provided for directors	—	—

(1)  Corresponds to the rights accrued by the directors in pension matters. It also includes for informational purposes the rights accumulated by Mr. Rodrigo Echenique Gordillo, although these rights corresponded to Mr. Echenique before his appointment as executive director. Additionally, former members of the board had at June 30, 2018 and June 30, 2017 rights accrued for this concept for EUR 79,465 and EUR 81,615 thousand, respectively.

Senior management
Related party transactions key personnel
Schedule of total remuneration paid

	Thousands of euros
	06-30-2018	06-30-2017

Senior management:
Total remuneration of senior management	16,972	11,329
Pension funds: Endowments and/or contributions (3)	2,739	6,659

	19,711	17,988

(1)   Remunerations regarding to members of senior management who, during the six month period ended June 30, 2018, had ceased their duties amount to EUR 10 thousand (June 30, 2017: EUR 460 thousand).

(2)   The number of senior managers of the Bank, excluding executive directors, amounts to 18 on June 30, 2018 and amounts to 19 on June 30, 2017.

(3)   Corresponds to the endowments and/or contributions made during the first six months of 2018 and 2017 for retirement pensions.

Schedule of funds and pension plans of senior management

	Thousands of euros
	06-30-2018	06-30-2017

Senior management:
Pension funds: Endowments and / or contributions (1)	62,872	65,262

(1)

Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at June 30, 2018 and June 30, 2017 rights accumulated for this same concept for EUR 173,819 and EUR 167,876 thousand, respectively.